Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company’s Subsidiaries

As of issuance date of this report, details of the Company’s subsidiaries are as follows:

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

AirNet Technolog Ohio Inc. (“AirNet Ohio”)	February 6, 2025	United States	100
Robust achievement Limited (“Robust achievement”)	March 5, 2025	Hong Kong	100